Insurance Contracts - Underlying Items for Insurance Contracts Issued with Direct Participation Features (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	$ 58,450	$ 51,210
Cash, cash equivalents and short-term securities
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	5,115	3,529
Debt securities
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	26,349	23,668
Equity securities
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	6,877	4,790
Mortgages and loans
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	11,518	10,746
Derivative assets
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	211	250
Other financial invested assets
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	2,666	2,260
Investment properties
Disclosure of Fair Value of Underlying Items For Contracts [Line Items]
Fair value of underlying items for contracts with direct participation features	$ 5,714	$ 5,967